Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets held for sale [Abstract]
Summary of Assets held for sale

2021
(in thousands)
As of January 1	—
Reclassification from Vessels	25,944

As of December 31	25,944